Capitalized Software Costs and Intellectual Property: Schedule of Capitalized Software Costs (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Capitalized software costs	$ 1,440,278	$ 1,440,278	$ 547,657
(Less) Accumulated amortization (software)	479,646	199,646
Total capitalized software costs	1,530,762	1,240,632	547,657
License agreements	232,693	232,693	232,693
(Less) Accumulated depreciation (licenses)	(116,347)	116,347	75,878
Total licenses	81,442	116,346	156,815
Total intellectual property, net	$ 1,356,978	$ 1,356,978	$ 704,472